WARRANTS AND OPTIONS (Details Narrative) $ in Thousands						3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 14, 2024 shares	Jun. 28, 2023 shares	Apr. 18, 2023 shares	Jan. 04, 2023 shares	Aug. 04, 2022 shares	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation | $						$ 690	$ 752	$ 1,176	$ 3,299
Share based compensation | $								$ 1,707	4,096
RSU's [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU's granted								326,000		523,300
Description of RSU's vesting and conversion	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 326,000 common shares of no-par value in the Company (“Common Shares”).	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 66,000 common shares of no-par value in the Company (“Common Shares”).	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 46,500 common shares of no-par value in the Company.	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 410,800 common shares of no-par value in the Company.	The RSUs will vest at each recipient’s discretion and taking into account personal tax implications and convert into 506,000 common shares of no-par value in the Company.
RSU's exercisable						447,333		447,333		109,664
Share based compensation | $						$ 853	$ 377	$ 1,036	$ 797
RSU's [member] | Directors officers and advisers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU's granted				410,800	506,000
RSU's [member] | Executives and directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU's granted				104,000	236,000
RSU's [member] | Employees [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU's granted			46,500
RSU's [member] | Officers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU's granted		66,000
RSU's [member] | Officers and advisers [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU's granted	326,000